SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Mar. 14, 2017	Mar. 10, 2017 USD ($)	Feb. 28, 2017 USD ($) $ / shares	Feb. 17, 2017 USD ($) shares $ / shares	Mar. 31, 2017 USD ($)	Feb. 28, 2017 $ / shares	Mar. 31, 2012 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Mar. 03, 2017 USD ($) shares
Subsequent events:
Substantial Doubt about Going Concern, Expected Proceeds from Debt Instrument								$ 150,000
Proceeds from Issuance of Debt								$ 405,817	$ 918,801	$ 1,222,746
Remaining amount in share repurchase program (in shares) | shares								300,000	300,000
Purchase of treasury shares								$ 8,214	$ 12,269	$ 0
Convertible Debt | Convertible Bonds
Subsequent events:
Interest rate							3.75%
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 55	$ 45.37	$ 45.82
Proceeds from Convertible Debt							$ 250,000
Secured Debt | GoFLNG Hilli Facility
Subsequent events:
Interest rate								6.25%
Long-term Line of Credit								$ 250,000
Equity Swap
Subsequent events:
Shares acquired by counterparty (in shares) | shares								3,000,000
Subsequent Event
Subsequent events:
Dividend declared (in dollars per share) | $ / shares			$ 0.05
Substantial Doubt about Going Concern, Expected Proceeds from Debt Instrument					$ 150,000
Subsequent Event | Golar Partners
Subsequent events:
Cash distribution per share (in dollars per share) | $ / shares			$ 0.58			$ 0.58
Proceeds from dividends			$ 12,800
Subsequent Event | Convertible Bonds
Subsequent events:
Share Price | $ / shares				$ 27.92
Derivative, Cost of Hedge				$ 31,200
Debt Instrument, Convertible, Maximum Conversion Price | $ / shares				$ 48.86
Proceeds from Convertible Debt				$ 360,200
Subsequent Event | Convertible Debt | Convertible Bonds
Subsequent events:
Debt Instrument, Face Amount				$ 402,500
Subsequent Event | Convertible Bonds | Convertible Bonds
Subsequent events:
Debt Instrument, Convertible, Conversion Ratio				26.5308
Debt Instrument, Term				5 years
Interest rate				2.75%
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 37.69
Debt instrument, Convertible, Conversion Premium | $ / shares				$ 0.35
Debt Instrument, Convertible, Number of Shares Issued if Converted | shares				10,678,647
Cap price premium				75.00%
Debt Instrument, Convertible, All-in Cost, Percent				4.30%
Subsequent Event | Secured Debt | Citibank N.A. [Member]
Subsequent events:
Substantial Doubt about Going Concern, Expected Proceeds from Debt Instrument											$ 150,000
Debt Instrument, Maturity Term					3 years
Common Units, Pledged as Collateral | shares											21,000,000
Subsequent Event | Secured Debt | GoFLNG Hilli Facility
Subsequent events:
Proceeds from Issuance of Debt		$ 50,000
Long-term Line of Credit		$ 300,000
Subsequent Event | Line of Credit | Secured Debt | Crystal SPV loans [Member]
Subsequent events:
Duration of charter	10 years
Funding percentage of market value	60.00%
Golar Grand [Member] | Subsequent Event
Subsequent events:
Duration of charter						2 years
Duration of Charter, Option to Extend, Period of Extension						7 years